SHARE CAPITAL	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE CAPITAL
7.	SHARE CAPITAL:

Common shares

a)	Authorized:

Unlimited number of common shares, without par value.

b)	Stock transactions:

During the nine months ended January 31, 2017, the Company completed the following stock transactions:

i)	On June 14, 2016, the Company issued 980,000 common shares on the exercise of stock options with an exercise price of CAD$0.22 per common share resulting gross proceeds of CAD$215,600 ($167,736).

ii)	On September 23, 2016, the Company issued 486,346 common shares with a fair value of $116,756 including 349,325 shares having a fair value of $81,112 which the Company had committed to issue at April 30, 2016. The common shares were issued as debt discounts pursuant to the Second Promissory Notes and the Third Promissory Notes (Note 5).

iii)	On December 1, 2016, the Company issued 1,170,084 common shares on the exercise of share purchase warrants with exercise prices ranging from CAD$0.14 to CAD$0.185 for gross proceeds of $132,838.
iv)	On January 25, 2017, the Company issued 366,216 common shares with a fair value of $84,000. The common shares were issued as debt discounts pursuant to the Third Promissory Notes (Note 5).

c)	Stock options:

The Company has granted stock options under the terms of its Stock Option Plan (the “Plan”). The Plan provides that the directors of the Company may grant options to purchase common shares to directors, officers, employees and service providers of the Company on terms that the directors of the Company may determine are within the limitations set forth in the Plan. The maximum number of shares available under the Plan is limited to 10% of the issued common shares. The maximum term of stock options is ten years. All stock options vest on the date of grant, unless otherwise stated. As at January 31, 2017, the Company had 2,378,160 stock options available for grant pursuant to the Plan (April 30, 2016 - 2,797,895).

The Company’s stock options outstanding as at January 31, 2017 and April 30, 2016 and the changes for the years then ended are as follows:

	Number Outstanding	Weighted Average Exercise Price (in CAD$)

Balance outstanding at April 30, 2016	5,835,000	0.21
Granted	1,700,000	0.25
Exercised	(980,000)	0.22

Balance outstanding at January 31, 2017	6,555,000	0.22

Balance exercisable at January 31, 2017	5,545,000	0.22

The intrinsic value of options exercised during the nine months ended January 31, 2017 was CAD$88,200 based on a stock price of CAD$0.31 on the date of exercise.

Summary of stock options outstanding at January 31, 2017:

Security	Number Outstanding	Exercise Price (CAD$)	Expiry Date	Remaining Contractual Life (years)

Stock options	1,300,000	0.10	July 30, 2018	1.49
Stock options	260,000	0.15	July 30, 2018	1.49
Stock options	300,000	0.25	July 30, 2018	1.49
Stock options	200,000	0.25	November 19, 2018	1.80
Stock options	150,000	0.25	January 8, 2019	1.94
Stock options	300,000	0.25	May 23, 2019	2.31
Stock options	150,000	0.25	December 16, 2017	0.87
Stock options	1,975,000	0.25	January 29, 2020	2.99
Stock options	200,000	0.25	August 4, 2020	3.51
Stock options	1,000,000	0.25	February 25, 2018	1.07
Stock options	20,000	0.22	May 19, 2018	1.30
Stock options	300,000	0.30	July 21, 2021	4.47
Stock options	400,000	0.30	November 3, 2021	4.76

The weighted average grant date fair value of stock options granted during the nine months ended January 31, 2017 of CAD$0.123 was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: stock price – CAD$0.25; exercise price – CAD$0.25; risk-free interest rate – 1.08%; expected life – 3.24 years; expected volatility – 85% and expected dividends - $nil. Expected volatility was determined by reference to the historical volatility of the Company’s common shares trading on the TSX Venture Exchange.

Non-Employee Stock Options

In accordance with the guidance of ASC 815-40-15, stock options awarded to non-employees that are fully vested and exercisable in Canadian dollars are required to be accounted for as derivative liabilities because they are considered not to be indexed to the Company’s stock due to their exercise price being denominated in a currency other than the Company’s functional currency. Stock options awarded to non-employees that are not vested are accounted for as equity awards until the terms associated with their vesting requirements have been met. As at January 31, 2017, there were 400,000 (April 30, 2016 - nil) non-employee stock option awards that had not yet vested.

The non-employee stock options are accounted for at their respective fair values and are summarized as follows for the nine months ended January 31, 2017 and 2016:

	2017 $	2016 $

Fair value of non-employee options, beginning of the period	189,207	116,615
Fair value of options on vesting	-	42,933
Change in fair value of non-employee stock options during the period	139,185	(28,502)

Fair value of non-employee options, end of the period	328,392	131,046

The Company determined the fair value of its non-employee stock options as at January 31, 2017 and April 30, 2016 using the Black-Scholes option pricing model with the following weighted average assumptions:

	January 31, 2017	April 30, 2016

Stock price (CAD$)	0.39	0.23
Exercise price (CAD$)	0.23	0.23
Risk-free interest rate (%)	0.86	1.34
Expected life (years)	1.66	2.43
Expected volatility (%)	61	87
Expected dividends ($)	Nil	Nil

The non-employee options are required to be re-valued with the change in fair value of the liability recorded as a gain or loss on the change of fair value of derivative liability and included in other items in the Company’s Consolidated Statements of Loss at the end of each reporting period. The fair value of the options will continue to be classified as a liability until such time as they are exercised, expire or there is an amendment to the respective agreements that renders these financial instruments to be no longer classified as a liability.

As at January 31, 2017, the unamortized compensation cost of options is $105,809 and the intrinsic value of options expected to vest is $729,614 (CAD$949,400).

Share-based payments are classified in the Company’s Statement of Loss during the nine months ended January 31, 2017 and 2016 as follows:

	2017 $	2016 $

Management and consulting fees	155,223	34,900

	155,223	34,900

d)	Share purchase warrants:

A summary of fully-exercisable share purchase warrants as at January 31, 2017 and April 30, 2016 and the changes for the years then ended are as follows:

	Number Outstanding	Weighted Average Exercise Price (CAD$)

Balance at April 30, 2016	5,812,212	0.27
Issued	534,480	0.30
Exercised	(1,170,084)	0.15
Expired	(955,526)	0.26

Balance at January 31, 2017	4,221,082	0.31

Summary of warrants outstanding and issuable at January 31, 2017:

Security	Number Outstanding	Exercise Price ($CAD)	Expiry Date

Warrants	730,848	0.22	December 31, 2018(1)
Warrants	242,545	0.23	December 31, 2018(1)
Warrants	194,344	0.24	December 31, 2018(1)
Warrants	37,203	0.245	December 31, 2018(1)
Warrants	393,058	0.255	December 31, 2018(1)
Warrants	192,206	0.259	December 31, 2018(1)
Warrants	126,843	0.265	December 31, 2018(1)
Warrants	198,750	0.272	December 31, 2018(1)
Warrants	95,781	0.291	December 31, 2018(1)
Warrants	49,294	0.294	December 31, 2018(1)
Warrants	100,373	0.295	December 31, 2018(1)
Warrants	101,095	0.298	December 31, 2018(1)
Warrants	150,246	0.310	December 31, 2018(1)
Warrants	58,496	0.335	December 31, 2018(1)
Warrants	1,500,000	0.40	January 31, 2019

Notes:
(1)	The warrants are exercisable until the earlier of the date disclosed or the date that the promissory note advance, including interest, is repaid (Note 5).

8.	SHARE CAPITAL:

Common shares

a)	Authorized:

Unlimited number of common shares, without par value.

The holders of common shares are entitled to receive dividends which are declared from time to time, and are entitled to one vote per share at meetings of the Company. All shares are ranked equally with regards to the Company’s residual assets.

b)	Stock transactions:

During the year ended April 30, 2016, the Company completed the following stock transactions:

i)	On July 10, 2015, the Company issued 1,085,297 common shares with a fair value of $228,775 including 693,573 shares having a fair value of $136,735 which the Company had committed to issue at April 30, 2015. The common shares were issued as debt discounts pursuant to the Promissory Notes and the Second Promissory Notes (Notes 5 and 6).

ii)	On July 14, 2015, the Company issued 2,267,685 common shares with a fair value of $427,177 as settlement of accrued interest payable on Promissory Notes and Second Promissory Notes (Notes 5 and 6).

iii)	On December 15, 2015, the Company issued 2,948,431 common shares with a fair value of $536,541 as settlement of accrued interest payable on Promissory Notes and Second Promissory Notes (Notes 5 and 6).

iv)	On January 5, 2016, the Company issued 746,811 common shares with a fair value of $180,256. The common shares were issued as debt discounts pursuant to the Second Promissory Notes (Note 6).

v)	On January 29, 2016, the Company issued 25,000 shares on the exercise of share purchase warrants.

During the year ended April 30, 2015, the Company completed the following stock transactions:

i)	On May 7, 2014, the Company issued 100,000 common shares on the exercise of stock options with an exercise price of CAD$0.10 per common share resulting in gross proceeds of CAD$10,000 ($9,185).

ii)	On July 31, 2014, the Company issued 412,193 common shares with a fair value of $96,000 including 313,350 shares having a fair value of $79,223 for which the Company had committed to issue at April 30, 2014. The common shares were issued as a debt discount pursuant to the Promissory Notes.

iii)	On August 12, 2014, the Company issued 741,233 common shares with a fair value of $152,701 as settlement of accrued interest payable on Promissory Notes (Note 5).

iv)	On December 17, 2014, the Company issued 1,622,029 common shares with a fair value of $313,571 as settled of accrued interest payable on Promissory Notes (Note 5).

v)	On January 13, 2015, the Company issued 360,567 common shares with a fair value of $72,000. The common shares were issued as a debt discount pursuant to the Promissory Notes (Note 5).

c)	Stock options:

The Company has granted stock options under the terms of its Stock Option Plan (the “Plan”). The Plan provides that the directors of the Company may grant options to purchase common shares to directors, officers, employees and service providers of the Company on terms that the directors of the Company may determine are within the limitations set forth in the Plan. The maximum number of shares available under the Plan is limited to 10% of the issued common shares. The maximum term of stock options is ten years. All stock options vest on the date of grant, unless otherwise stated. As at April 30, 2016, the Company had 2,797,895 stock options available for grant pursuant to the Plan (2015 - 2,790,573).

The Company’s stock options outstanding as at April 30, 2016 and 2015 and the changes for the years then ended are as follows:

	Number Outstanding	Weighted Average Exercise Price (in CAD$)

Balance outstanding at April 30, 2014	4,160,000	0.26
Granted	2,425,000	0.25
Exercised	(100,000)	0.10
Expired	(1,250,000)	0.40
Forfeited	(100,000)	0.25

Balance outstanding at April 30, 2015	5,135,000	0.22
Granted	1,200,000	0.25
Expired	(500,000)	0.40

Balance outstanding at April 30, 2016	5,835,000	0.21

Balance exercisable at April 30, 2016	5,225,000	0.21

The intrinsic value of options exercised during the year ended April 30, 2015 was CAD$18,000 based on a stock price of CAD$0.28 on the date of exercise.

Summary of stock options outstanding at April 30, 2016:

Security	Number Outstanding	Exercise Price (CAD$)	Expiry Date	Remaining Contractual Life (years)

Stock options	1,300,000	0.10	July 30, 2018	2.25
Stock options	260,000	0.15	July 30, 2018	2.25
Stock options	300,000	0.25	July 30, 2018	2.25
Stock options	200,000	0.25	November 19, 2018	2.56
Stock options	150,000	0.25	January 8, 2019	2.69
Stock options	300,000	0.25	May 23, 2019	3.06
Stock options	150,000	0.25	December 16, 2017	1.63
Stock options	1,975,000	0.25	January 29, 2020	3.75
Stock options	200,000	0.25	August 4, 2020	4.27
Stock options	1,000,000	0.25	February 25, 2018	1.82

The weighted average grant date fair value of stock options granted during the years ended April 30, 2016 and 2015 of CAD$0.11 (2015 – CAD$0.16) was estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	2016	2015

Stock price (CAD$)	0.23	0.22
Exercise price (CAD$)	0.25	0.25
Risk-free interest rate (%)	1.0	2.0
Expected life (years)	2.5	4.9
Expected volatility (%)	86	94
Expected dividends ($)	Nil	Nil

Expected volatility was determined by reference to the historical volatility of the Company’s common shares trading on the TSX Venture Exchange.

Non-Employee Stock Options

In accordance with the guidance of ASC 815-40-15, stock options awarded to non-employees that are fully vested and exercisable in Canadian dollars are required to be accounted for as derivative liabilities because they are considered not to be indexed to the Company’s stock due to their exercise price being denominated in a currency other than the Company’s functional currency. Stock options awarded to non-employees that are not vested are accounted for as equity awards until the terms associated with their vesting requirements have been met. As at April 30, 2016, there were no non-employee stock option awards that had not vested (2015 – 112,500).

The non-employee stock options are accounted for at their respective fair values and are summarized as follows for the years ended April 30, 2016 and 2015:

	2016 $	2015 $

Fair value of non-employee options, beginning of the period	116,615	68,859
Fair value of options granted	102,273	-
Fair value of options on vesting	11,366	80,361
Change in fair value of non-employee stock options during the period	(41,047)	(32,605)

Fair value of non-employee options, end of the period	189,207	116,615

The Company determined the fair value of its non-employee stock options as at April 30, 2016 and 2015 using the Black-Scholes option pricing model with the following weighted average assumptions:

	2016	2015

Stock price (CAD$)	0.23	0.25
Exercise price (CAD$)	0.23	0.19
Risk-free interest rate (%)	1.34	1.23
Expected life (years)	2.43	3.82
Expected volatility (%)	87	101
Expected dividends ($)	Nil	Nil

The non-employee options are required to be re-valued with the change in fair value of the liability recorded as a gain or loss on the change of fair value of derivative liability and included in other items in the Company’s Consolidated Statements of Loss at the end of each reporting period. The fair value of the options will continue to be classified as a liability until such time as they are exercised, expire or there is an amendment to the respective agreements that renders these financial instruments to be no longer classified as a liability.

As at April 30, 2016, the unamortized compensation cost of options is $41,579 and the intrinsic value of options expected to vest is $124,516 (CAD$156,250).

Share-based payments are classified in the Company’s Statement of Loss during the years ended April 30, 2016 and 2015 as follows:

	2016 $	2015 $

Management and consulting fees	105,606	309,723

	105,606	309,723

d)	Share purchase warrants:

A summary of fully-exercisable share purchase warrants as at April 30, 2016 and 2015 and the changes for the years then ended are as follows:

	Number Outstanding	Weighted Average Exercise Price (CAD$)

Balance at April 30, 2014	23,402,612	0.38
Issued	1,152,983	0.23

Balance at April 30, 2015	24,555,595	0.37
Issued	1,487,860	0.25
Expired	(20,175,000)	0.40
Exercised	(25,000)	0.25

Balance at April 30, 2016	5,843,455	0.27

Summary of warrants outstanding and issuable at April 30, 2016:

Security	Number Outstanding	Exercise Price ($CAD)	Expiry Date

Warrants	1,550,000	0.40	January 31, 2017
Warrants	667,520	0.14	December 1, 2016(1)
Warrants	122,142	0.14266	December 1, 2016(1)
Warrants	104,119	0.165	December 1, 2016(1)
Warrants	76,723	0.17	December 1, 2016(1)
Warrants	87,818	0.17223	December 1, 2016(1)
Warrants	111,762	0.185	December 1, 2016(1)
Warrants	132,208	0.217	December 1, 2016(1)
Warrants	62,002	0.222	December 1, 2016(1)
Warrants	58,181	0.225	December 1, 2016(1)
Warrants	165,326	0.23	December 1, 2016(1)
Warrants	51,202	0.25	December 1, 2016(1)
Warrants	92,357	0.276	December 1, 2016(1)
Warrants	200,091	0.28	December 1, 2016(1)
Warrants	45,439	0.29	December 1, 2016(1)
Warrants	96,261	0.292	December 1, 2016(1)
Warrants	52,459	0.305	December 1, 2016(1)
Warrants	730,848	0.22	December 31, 2018(1)
Warrants	96,278	0.227	December 31, 2018(1)
Warrants	242,545	0.23	December 31, 2018(1)
Warrants	89,798	0.239	December 31, 2018(1)
Warrants	194,344	0.24	December 31, 2018(1)
Warrants	37,203	0.245	December 31, 2018(1)
Warrants	85,308	0.25	December 31, 2018(1)
Warrants	77,941	0.255	December 31, 2018(1)
Warrants	192,206	0.259	December 31, 2018(1)
Warrants	126,843	0.265	December 31, 2018(1)
Warrants	198,750	0.272	December 31, 2018(1)
Warrants	95,781	0.291	December 31, 2018(1)

Notes:

(1)	The warrants are exercisable until the earlier of the date disclosed or the date that the promissory note or second promissory note advance, including interest, is repaid (Notes 5 and 6).